American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2025

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
Focused Dynamic Growth Fund G Class(2)	172,708	15,942,668
Focused Large Cap Value Fund G Class	9,752,087	108,150,642
Growth Fund G Class	877,581	63,966,878
Heritage Fund G Class	1,093,646	35,193,544
Large Cap Equity Fund G Class	1,839,752	109,722,835
Mid Cap Value Fund G Class	2,917,945	47,766,752
Select Fund G Class	181,627	27,948,694
Small Cap Growth Fund G Class	630,098	16,659,784
Small Cap Value Fund G Class	1,586,160	15,465,060
		440,816,857
Domestic Fixed Income Funds — 28.1%
Diversified Bond Fund G Class	20,835,876	193,982,010
High Income Fund G Class	5,472,977	48,052,739
Inflation-Adjusted Bond Fund G Class	4,100,054	44,485,586
Short Duration Fund G Class	1,594,949	15,726,200
Short Duration Inflation Protection Bond Fund G Class	1,198,958	12,936,757
		315,183,292
International Equity Funds — 20.9%
Emerging Markets Fund G Class	2,130,011	32,866,069
Global Real Estate Fund G Class	1,352,182	18,727,717
International Growth Fund G Class	5,360,923	76,982,855
International Small-Mid Cap Fund G Class	1,943,671	23,537,857
International Value Fund G Class	5,148,490	57,148,236
Non-U.S. Intrinsic Value Fund G Class	2,266,105	24,609,900
		233,872,634
International Fixed Income Funds — 11.7%
Emerging Markets Debt Fund G Class	2,817,541	26,710,285
Global Bond Fund G Class	11,667,457	103,840,370
		130,550,655
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $868,183,801)		1,120,423,438
OTHER ASSETS AND LIABILITIES — 0.0%		250
TOTAL NET ASSETS — 100.0%		$1,120,423,688

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$17,826	—	$1,409	$(474)	$15,943	173	$2,671	—
Focused Large Cap Value Fund	122,737	$2,934	17,438	(83)	108,150	9,752	3,378	$698
Growth Fund	72,297	—	5,866	(2,464)	63,967	878	9,678	—
Heritage Fund	46,645	—	6,703	(4,748)	35,194	1,094	4,853	—
Large Cap Equity Fund	140,579	278	21,506	(9,628)	109,723	1,840	18,877	—
Mid Cap Value Fund	61,519	300	12,791	(1,261)	47,767	2,918	2,325	300
Select Fund	30,702	—	5,540	2,786	27,948	182	426	—
Small Cap Growth Fund	22,582	—	5,516	(406)	16,660	630	1,908	—
Small Cap Value Fund	22,381	139	6,245	(810)	15,465	1,586	724	83
Diversified Bond Fund	220,415	3,989	38,401	7,979	193,982	20,836	(3,907)	2,628
High Income Fund	54,551	957	8,652	1,197	48,053	5,473	(774)	957
Inflation-Adjusted Bond Fund	49,396	94	6,623	1,618	44,485	4,100	(415)	—
Short Duration Fund	16,688	445	1,566	159	15,726	1,595	(90)	210
Short Duration Inflation Protection Bond Fund	13,631	164	1,089	231	12,937	1,199	(38)	—
Emerging Markets Fund	37,813	—	7,362	2,415	32,866	2,130	3,227	—
Global Real Estate Fund	20,895	37	2,850	646	18,728	1,352	349	—
International Growth Fund	69,695	4,190	571	3,669	76,983	5,361	1	—
International Small-Mid Cap Fund	22,184	—	195	1,549	23,538	1,944	32	—
International Value Fund	54,105	1,246	1,255	3,052	57,148	5,148	500	—
Non-U.S. Intrinsic Value Fund	23,701	46	370	1,233	24,610	2,266	18	—
Emerging Markets Debt Fund	29,745	657	5,234	1,542	26,710	2,818	(453)	657
Global Bond Fund	115,744	3,775	18,794	3,115	103,840	11,667	(1,982)	1,524
	$1,265,831	$19,251	$175,976	$11,317	$1,120,423	84,942	$41,308	$7,057
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.